Income Tax Expense - Schedule of Applicable Tax Rates and Profit/(Loss) before Income Tax (Parentheticals) (Details) - HKD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Applicable Tax Rates and Profit/(Loss) before Income Tax [Abstract]
Statutory tax rate	16.50%	16.50%	16.50%
Tax relief percentage	8.25%	8.25%	8.25%
Tax relief amount	$ 2	$ 2	$ 2